ACQUISITION	12 Months Ended
Dec. 31, 2017
ACQUISITIONS [Abstract]
ACQUISITIONS
24. ACQUISITION

In 2017, the Group entered into one acquisition agreement. The details are as follow:

	Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
Entity acquired during the year ended December 31, 2017		RMB	RMB	RMB	RMB
(1) Bay State College Inc.	November 20, 2017	22,830	5,212	5,920	1,438

On November 20, 2017, Ambow BSC Inc. acquired 100% of the outstanding shares of common stock of Bay State College, Inc., which owns and operates Bay State College (the “BSC”), a higher education institution offering career-focused post-secondary education with Associates and Bachelor’s programs in Business, Information Technology, Healthcare, Criminal Justice and Fashion. The acquisition date is determined based on the date at which the Group obtained control of the acquiree.

Management of the Group is responsible for determining the fair value of consideration transferred, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser.

The total purchase price of RMB 22,830 (US$ 3,494) consisted of cash consideration of RMB 16,064 (US$ 2,459) and contingent consideration of RMB 6,766 (US$ 1,036). The contingent consideration payable was subject to the performance of the acquiree in the future years. The fair value of the contingent consideration was estimated by using income approach, which was the discounted future payment determined by the projected EBITDA of BSC during the assessing period.

The purchase price exceeded the fair value of the net tangible assets acquired from Bay State College Inc. and as a result, the Group recorded goodwill in connection with this transaction. The goodwill acquired resulted primarily from the Group’s expected synergies from the integration of businesses acquired into the Group’s service and product offerings.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:
•	Property and equipment was valued using the cost approach;
•	Brand were valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
•	Student populations was valued using the multi-period excess earning method approach;
•	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.
Acquisition-related costs incurred for the acquisitions have been expensed as incurred in general and administrative expense.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

	RMB	Amortization Period (in years)

Cash and cash equivalents	15,231
Prepaid and other current assets	3,921
Property and equipment	9,096
Intangible assets:
Brand	5,920	Indefinite
Students population	1,438	3.3
Goodwill	5,212
Other non-current assets	745
Total assets	41,563
Deferred revenue	(3,685)
Accounts payable	(1,555)
Accrued and other liabilities	(9,004)
Income tax payable	20
Other non-current liabilities	(3,143)
Deferred tax assets, net of deferred tax liabilities	(1,366)
Total	22,830

Of the RMB 7,358 of acquired intangible assets, RMB 5,920 was assigned to brand that are not subject to amortization. The remaining amortizable intangible assets of RMB 1,438 have a useful life of 3.3 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Bay State College Inc. and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

The net revenue and net income arising from acquisition of Bay State College Inc. made in period from acquisition date to December 31, 2017 that are included in the Group’s consolidated income statement for the year ended December 31, 2017 are RMB 6,430 and RMB 295, respectively. The RMB 16,064 (US$ 2,459) of cash consideration less cash acquired of RMB 15,231 (US$ 2,331) resulted in a net cash outlay of RMB 833 (US$128).